Stockholders' deficit - Additional Information (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands									1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 22, 2020	Dec. 08, 2020	Dec. 01, 2020	Mar. 05, 2020	Jan. 02, 2020	Aug. 28, 2019	May 06, 2019	Feb. 12, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 02, 2020	Jan. 13, 2020	Dec. 12, 2018	Oct. 29, 2018
Class of Stock [Line Items]
Common stock issued upon conversion of convertible preferred stock (in shares)															96,000
Acquisition of treasury shares														$ 6,071
Number of shares issuable per unit (in shares)																	0.50
Shares issued to third parties for services (in shares)						1,000,000
Shares issued to third parties for services						$ 3,400					$ 46	$ 125	$ 1,372	$ 3,477
Common stock, shares issued (in shares)									47,977,390		66,004,348		51,908,398	47,977,390
Shares issued during the period (in shares)	500,000	500,000	35,000	125,000
Investor
Class of Stock [Line Items]
Share issuance costs					$ 100
Common stock, shares issued (in shares)					308,642
Net proceeds					$ 500
ABG
Class of Stock [Line Items]
Common stock, shares issued (in shares)																72,720
Common Stock
Class of Stock [Line Items]
Acquisition of treasury shares (in shares)														1,011,748
Acquisition of treasury shares														$ 1
Shares issued to third parties for services (in shares)											30,000	125,000	1,160,000	1,008,500
Shares issued to third parties for services													$ 1	$ 1
Shares issued during the period (in shares)											3,280,400	308,642	308,642
Exercise of warrants (in shares)													1,837,690
TruPet, LLC
Class of Stock [Line Items]
Acquisition of treasury shares (in shares)							1,011,748
Acquisition of treasury shares							$ 6,100
Outstanding interests acquired													7.00%
Bona Vida
Class of Stock [Line Items]
Share price (in dollars per share)							$ 6.00
Acquisition of business (in shares)							18,103,273
Amount of change of control payment																		$ 500
Number of shares of common stock to be issued in consideration for change of control payment (in shares)							100,000											100,000
Bona Vida | Common Stock
Class of Stock [Line Items]
Acquisition of business (in shares)														18,103,273
PIPE Transaction
Class of Stock [Line Items]
Share price (in dollars per share)							$ 3.00
Net proceeds from private placement offering							$ 15,700
Private placement offering (in shares)							5,744,991
PIPE Transaction | Common Stock
Class of Stock [Line Items]
Number of shares issuable per unit (in shares)							1
Halo Acquisition
Class of Stock [Line Items]
Share price (in dollars per share)									$ 1.82					$ 1.82
Acquisition of business (in shares)									2,134,390
Series A Preferred Stock
Class of Stock [Line Items]
Shares issued pursuant to a private placement - net proceeds (in shares)								69,115		2,391,403
Share price (in dollars per share)								$ 2.17		$ 2.17
Net proceeds from private placement offering								$ 200		$ 4,700
Share issuance costs										$ 500
Common stock issued upon conversion of convertible preferred stock (in shares)							2,460,518
Series A Preferred Stock | Common Stock
Class of Stock [Line Items]
Exercise of warrants (in shares)														2,460,518